UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        May 1, 2006

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 3-31-06
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     72
Form 13F Information Table Value Total:     $126,982,764

List of Other Included Managers: None

Name of Issuer                       Class   Cusip     Market       Shares Inv Auth Mngr  Voting Auth

None
3M Co.                               Common  88579Y101      3444425  45507 Sole                 45507
AT&T Corp.                           Common  00206R102       304281  11253 Sole                 11253
Abbott Laboratories                  Common  002824100       215068   5064 Sole                  5064
Affymetrix                           Common  00826T108       925333  28100 Sole                 28100
American International Group         Common  026874107       257222   3892 Sole                  3892
American Tower Systems Class A       Common  029912201      2977424  98200 Sole                 98200
Anadarko Petroleum                   Common  032511107       550504   5450 Sole                  5450
Automatic Data Processing, Inc.      Common  053015103      3366616  73700 Sole                 73700
BP P.L.C.                            Common  055622104      5003527  72578 Sole                 72578
Bank of America Corp.                Common  060505104      1164913  25580 Sole                 25580
Bellsouth Corp                       Common  079860102       395772  11422 Sole                 11422
Berkshire Hathaway, Inc.Class B      Common  084670207       424692    141 Sole                   141
Burlington Resources                 Common  122014103      4843106  52694 Sole                 52694
Chevron Corp.                        Common  166764100       371298   6405 Sole                  6405
Chubb Corp                           Common  171232101      4520611  47366 Sole                 47366
Citigroup                            Common  172967101       463610   9816 Sole                  9816
Clorox Company                       Common  189054109      4346008  72615 Sole                 72615
Coca Cola                            Common  191216100       412419   9850 Sole                  9850
Colgate Palmolive                    Common  194162103      2903421  50848 Sole                 50848
ConocoPhillips                       Common  20825C104       730645  11570 Sole                 11570
Dow Chemical                         Common  260543103      3554124  87540 Sole                 87540
DuPont                               Common  263534109       365961   8670 Sole                  8670
Electronic Data Systems              Common  285661104      2999594 111800 Sole                111800
Eli Lilly & Company                  Common  532457108       715582  12940 Sole                 12940
Emerson Electric Co.                 Common  291011104      1522066  18200 Sole                 18200
Exxon Mobil Corp.                    Common  30231G102      5318251  87385 Sole                 87385
FPL Group Inc                        Common  302571104       212742   5300 Sole                  5300
Fannie Mae                           Common  313586109       205600   4000 Sole                  4000
Forest Labs Inc.                     Common  345838106       258854   5800 Sole                  5800
Gannett, Inc.                        Common  364730101       503328   8400 Sole                  8400
General Electric                     Common  369604103      2641958  75962 Sole                 75962
Hartford Financial Services Group    Common  416515104      3345483  41533 Sole                 41533
Health Care Property Investors Inc.  Common  421915109       227200   8000 Sole                  8000
Heartland Express Inc.               Common  422347104       675490  31000 Sole                 31000
Home Depot                           Common  437076102      2244015  53050 Sole                 53050
Honeywell, Inc                       Common  438516106       203671   4762 Sole                  4762
Hubbell Inc. Class B                 Common  443510201       415206   8100 Sole                  8100
Intel Corp.                          Common  458140100       348023  17884 Sole                 17884
International Business Machines      Common  459200101      1158868  14052 Sole                 14052
International Flavors & Fragrances   Common  459506101      4247958 123775 Sole                123775
Internet Security Systems, Inc.      Common  46060X107      1834470  76500 Sole                 76500
J.P. Morgan Chase                    Common  46625H100      1225840  29439 Sole                 29439
Johnson & Johnson                    Common  478160104      3171349  53552 Sole                 53552
McGraw-Hill Cos.                     Common  580645109       464763   8066 Sole                  8066
Medco Health Solutions               Common  58405U102      1967052  34377 Sole                 34377
Medtronic Inc.                       Common  585055106       390775   7700 Sole                  7700
Merck                                Common  589331107      4946222 140398 Sole                140398
Microsoft                            Common  594918104       284344  10450 Sole                 10450
National City Corp.                  Common  635405103       470312  13476 Sole                 13476
Newmont Mining Corp                  Common  651639106      4415839  85100 Sole                 85100
Northern Trust Corp.                 Common  665859104      4011840  76416 Sole                 76416
PepsiCo                              Common  713448108      2933420  50760 Sole                 50760
Pfizer, Inc                          Common  717081103       780345  31314 Sole                 31314
Procter & Gamble                     Common  742718109      6071725 105357 Sole                105357
Progress Energy, Inc.                Common  743263105      1270230  28882 Sole                 28882
Questar Corp.                        Common  748356102      2048612  29245 Sole                 29245
Royal DutchShell Class A ADR         Common  780257804       539732   8669 Sole                  8669
Schlumberger Ltd                     Common  806857108      1147990   9070 Sole                  9070
Sigma Aldrich                        Common  826552101      3280947  49870 Sole                 49870
St. Joe Paper Co.                    Common  790148100       226224   3600 Sole                  3600
Staples, Inc.                        Common  855030102      3014218 118112 Sole                118112
Sysco                                Common  871829107       223581   6976 Sole                  6976
Teco Energy Inc                      Common  872375100       178932  11100 Sole                 11100
The Scotts Company                   Common  810186106      4150432  90700 Sole                 90700
Time Warner, Inc.                    Common  887317105      1794851 106900 Sole                106900
Union Pacific                        Common  907818108       252045   2700 Sole                  2700
Verizon Communications               Common  92343V104       828714  24331 Sole                 24331
Wachovia Corp.                       Common  929903102       891195  15900 Sole                 15900
Walgreen Company                     Common  931422109       437338  10140 Sole                 10140
Weyerhaeuser Co                      Common  962166104       727487  10044 Sole                 10044
Wm.Wrigley Jr. Company               Common  982526105       262400   4100 Sole                  4100
Wyeth                                Common  983024100      3954671  81506 Sole                 81506
                                                          126982764